SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS
3.	SHORT-TERM INVESTMENTS

Short-term investments as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
Wealth Management Products	300,167	182,556

The Group classifies the wealth management products as “available-for-sale” debt securities which are recorded at fair value. For the years ended December 31, 2019, 2020 and 2021, the Group recorded RMB 7,335, RMB 1,137 and RMB 8,312 of changes in fair value of these available-for-sale debt securities, net of tax, in other comprehensive income (loss), respectively, and RMB 9,635, RMB 970 and RMB 7,801 of realized gains transferred from other comprehensive income to other income when the security was sold. The amortized cost of the available-for-sale debt securities approximate their fair value. No impairment charges were recorded for the year ended December 31, 2019, and no credit loss was recognized for the years ended December 31, 2020 and 2021.